Securities Sold Under Repurchase Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 977,714,000	$ 1,127,170,000
Collateralized securities, Fair Value of Securities Sold	976,400,000	1,134,418,000
Repurchase Borrowing, Balance of Liability	$ 827,772,000	$ 858,350,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	2.66%	2.79%
Average outstanding amount	$ 872,611,000	$ 893,830,000
Maximum amount outstanding at any month end	907,211,000	892,341,000
Overnight agreements
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	316,041,000	366,731,000
Collateralized securities, Fair Value of Securities Sold	317,799,000	370,704,000
Repurchase Borrowing, Balance of Liability	$ 250,702,000	$ 236,077,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.15%	0.16%
1 to 29 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 10,199,000	$ 3,717,000
Collateralized securities, Fair Value of Securities Sold	10,114,000	3,781,000
Repurchase Borrowing, Balance of Liability	$ 9,798,000	$ 1,016,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.50%	0.45%
30 to 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 4,388,000	$ 13,399,000
Collateralized securities, Fair Value of Securities Sold	4,356,000	13,628,000
Repurchase Borrowing, Balance of Liability	$ 4,320,000	$ 6,705,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.31%	0.38%
Over 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 647,086,000	$ 743,323,000
Collateralized securities, Fair Value of Securities Sold	644,131,000	746,305,000
Repurchase Borrowing, Balance of Liability	$ 562,952,000	$ 614,552,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	3.84%	3.83%